As filed with the Securities and Exchange Commission on February 29, 2012

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 45

/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 48

/X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It  is  proposed  that  this  filing  will  become  effective  on  March  1,  2012  pursuant  to  paragraph  (b)

of Rule 485.

FAM Funds Investor Share Class

P R O S P E C T U S

FAM SMALL CAP FUND

FAMFX

D A T E :     M a r c h   1 ,   2 0 1 2

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section

3

FAM Small Cap Fund

3

More About Investment Objectives, Principal Investment

   Strategies, and Risks

7

More About Investment Objectives

7

More About Principal Investment Strategies

7

More About Other Investment Strategies

7

More About Principal Risks

8

Fund Management

9

The Investment Advisor

9

Portfolio Managers

9

Prior Performance of a Private Investment Fund

Managed by the Advisor

10

Shareholder Information

12

Pricing Fund Shares

12

Householding of Shareholder Mailings

12

Purchasing and Adding to Your Shares

12

Important Information About Procedures

for Opening an Account

13

Account Minimums

13

Automatic Investment Plan

14

Wire Instructions

14

IRA and Retirement Accounts

15

Purchases Through Selected Dealers

15

Payments to Third Parties by the Advisor

16

Instructions for Redemption of Shares

16

Definition of Good Order

16

Signature Guarantees

17

Systematic Withdrawal Plan

18

Information on Distributions and Taxes

18

Tax Information

19

Financial Highlights

21

FAM Small Cap Fund

20

To Obtain Additional Information

22

FAM Small Cap Fund

Summary Section

Investment Objective:  FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

A N N UA L  F U N D  O P ER AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other expenses1

1.50%

Total annual fund operating expenses

2.50%

Fee waiver and/or expense reimbursement2

1.00%

Total Annual Fund Operating Expenses after Waiver and/or

Reimbursement2

1.50%

1Based on estimated amounts for the Fund's initial fiscal year of operations.

2Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund's Investor Class shares to 1.50% of its average daily net assets through May 1, 2015.  This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

Investor Class

$153

$474

3

FAM Small Cap Fund

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance.  The fund has no portfolio turnover rate to date because it has not yet started to operate.

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies. The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund may invest in the securities of both domestic and foreign issuers.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earn-

ings, cash ﬂow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorable valuation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Principal Risks:

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the

Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual compa-

nies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

4

FAM Small Cap Fund

Summary Section

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the

United States.  Investments in non-U.S. securities may involve additional risk including exchange rate ﬂuctuation, political or economic instability, the imposition of exchange controls, expropria-

tion, limited disclosure and illiquid markets.

Performance: The inception date for the Fund is March 1, 2012.  The Fund's performance will then be compared to the Russell 2000 Index.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

Investment Advisor: Fenimore Asset Management, Inc.

Portfolio  Co-Managers:    Thomas  O.  Putnam,  Chairman  and  Marc  D.  Roberts,  CFA  of

Fenimore  Asset  Management,  Inc.  serve  as  co-managers  of  the  Fund.   Mr.  Putnam  and  Mr.

Roberts have managed the Fund since its inception.

Purchase  and  Sale  of  Fund  Shares:  The  minimum  initial  purchase  is  $5000  for  a  regular  ac-

count and $2000 for an individual retirement account.  The minimum subsequent investment

is  $50.   You  may  redeem  shares  by  mail  or  fax  (518.234.7793).   Redemption  proceeds  will

be sent by check to the address of record or by electronic bank transfer.

5

Tax Information;

Financial Intermediary Compensation

Summary Section

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank),

the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conﬂict of interest by inﬂuencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermediary's Web site for more information.

6

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

The Fund is a non-diversified fund.

More About Principal Investment Strategies

Under  normal  market  conditions,  the  Fund  invests  at  least  80%  of  its  net  assets  plus  the amount  of  any  borrowings  for  investment  purposes  in  securities  of  small  cap  companies.

The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund may invest in the securities of both domestic and foreign issues.  The Fund’s policy of investing at least

80% of its net assets in small cap companies may only be changed upon 60 days prior notice

to  shareholders.   Under  normal  market  conditions,  the  Fund  will  attempt  to  remain  fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis pro-

vides  the  foundation  for  value  investing,  Fenimore  is  categorized  as  a  bottom-up  manager.

As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

For temporary defensive purposes, the Fund  may invest all of its assets in investment grade fixed-income  securities.  Generally,  the  Fund  intends  to  invest  in  fixed-income  securities when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such tempo-

rary periods the Fund might not achieve its stated investment objectives.

More About Other Investment Strategies

The Fund may also engage in certain investment techniques to a limited extent that are not part  of  their  principal  investment  strategies.  For  example,  the  Fund  is  permitted  to  utilize options, futures contracts and options on futures contracts. The Fund may engage in short-

sale  transactions,  lend  portfolio  securities,  invest  in  securities  which  have  relatively  short operating  histories  and  invest  in  securities  of  issuers  that  do  not  have  quoted  markets.  In addition, the Fund may invest in the shares of other investment companies and the Fund may also invest in the common stocks of real estate investment trusts.  However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology.  Additional information concerning these investment techniques,

including their risks, are set forth in the Fund's Statement of Additional Information.

7

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Principal Risks

The principal risks of investing in the Fund are as follows:

Small-Cap  Risk.  Small  capitalization  companies  may  not  have  the  size,  resources  or  other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Non-diversification  Risk.   The  Fund  is  classified  as  a  "non-diversified"  fund  which  means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified,  such  as  the  Fund,  may  be  more  susceptible  to  adverse  economic,  political,  or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

The Fund will be subject to certain diversification requirements that are imposed on mutual funds for federal income tax purposes and it will be required to comply with these tax div-

erification requirements on a quarterly basis.

Stock  Market  Risk.  The  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock  Selection  Risk.  The  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the market may never realize their intrinsic value or their prices may go down. While the Fund's investments  in  value  stocks  may  limit  its  downside  risk  over  time,  the  Fund  may  produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you could lose money. You should consider an investment in the Fund as a long-term investment.

Foreign Investment Risk.  The Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange con-

trols, expropriation, limited disclosure and illiquid markets.

An investment in the FAM Small Cap Fund is not a bank deposit and is not insured or guar-

anteed by the Federal Deposit Insurance Corporation or any other government agency.

8

Fund Management

The Investment Advisor

The Investment Advisor to the FAM Small Cap Fund is Fenimore Asset Management, Inc.,

("Fenimore"), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals,

pension,  profit  sharing,  IRA  and  Keogh  plans,  corporations,  and  non-profit  organizations generally  located  in  a  service  area  that  includes  the  continental  United  States.  Mr.  Putnam,

Fenimore’s  principal  investment  professional,  was  born  in  1944.  He  has  been  actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for

Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of  FAM  Shareholder  Services,  Inc.,  the  Fund’s  shareholder  servicing  agent  and  Fenimore

Securities, Inc., the Fund’s principal underwriter.

Portfolio Managers

Mr. Putnam co-manages the FAM Small Cap Fund and both the FAM Value Fund and FAM

Equity-Income Fund. The co-managers share equally in the day-to-day management of each respective Fund’s investment portfolio.

Marc D. Roberts, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam.

Mr. Roberts is employed by Fenimore as an Investment Research Analyst and has been actively involved in research activities since he joined the firm in 2007.

Additional  information  about  the  portfolio  managers’  compensation  arrangements,  other accounts  managed  by  the  portfolio  managers,  and  the  portfolio  managers’  ownership  of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory-

contract, Fenimore receives a monthly fee from the Fund equal to 1% per annum of the average daily market value of its net assets. Fenimore has entered into a contractual expense limitation agreement with the Fund pursuant to which it has agreed to limit the total operating expenses

(excluding acquired fund fees and expenses and certain other expenses) of the Fund to 1.50%,

through May 1, 2015. This expense limitation agreement may only be amended by the Fund's

Board of Trustees.  A discussion regarding the basis for the Trustees’ approval of the investment advisory  contract  will  be  available  in  the  Fund’s  Semi-Annual  Report  to  Shareholders  dated

June 30, 2012.

9

Fund Management

The  Fund,  the  Advisor  and  Fenimore  Securities,  Inc.  have  jointly  adopted  a  Code  of  Ethics which places certain express restrictions on the personal trading practices of personnel of both the Fund and Fenimore. In addition, the Fund and Fenimore have developed procedures that-

provide for the administration and enforcement of the Code through the continuous monitor-

ing of personal trading practices.

Prior Performance of a Private Investment Fund Managed by the Advisor

The table below sets forth performance data relating to the historical performance of the

Fenimore Small Cap Fund, LLC (the "Private Fund") as compared to the Fund’s bench-

mark index, the Russell 2000 Index.  The Private Fund is a privately offered investment fund managed by the Advisor.  During all periods presented, the co-portfolio managers of the Fund had complete investment discretion and  responsibility for selecting the securities to buy and sell for the Private Fund.

The Private Fund is the only account managed by the Advisor that has substantially similar investment objectives, policies, and strategies as those of the Fund.  The Private Fund  is not subject to the requirements of the Investment Company Act of 1940 or Subchapter M

of the Internal Revenue Code, which, if imposed, could have affected its performance.  The performance information for the Private Fund represents the net rate of return of the

Private Fund after the imposition of all fees and expenses applicable to the Private Fund.

To the extent that the operating expenses of the Private Fund are lower than the fees incurred by the Fund, the performance results of the Private Fund would be greater than what Fund performance would have been.

The performance for the Private Fund was calculated in compliance with the Global

Investment Performance Standards (GIPS®) maintained by the CFA Institute.  This perfor-

mance calculation method differs from the SEC performance standards applicable to regis-

tered investment companies, such as the Fund.  Investors should be aware that the use of a methodology different from that used to calculate the performance of the Fund could result in differing performance data.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund.  These total return figures represent past performance and do not indicate future results, which will vary.

10

Fund Management

TOTAL RETURN FOR THE ADVISOR’S PRIVATE FUND AND THE

RUSSELL 2000 INDEX

Private Fund

Russell 2000 Index†

Year

Annual Total Return

Annual Total Return

2009

18.46%

27.17%

2010

15.09%

26.85%

2011

3.96%

-4.18%

Time Period

Average Annual

Average Annual

(thru 12/31/11)

Total Return

Total Return

1 year

3.96%

-4.18%

3 years

12.33%

15.63%

Since inception (9/30/08)

12.25%

4.17%

† The Russell 2000 Index is designed to measure the performance of the small cap segment the U.S. equity markets.

11

Shareholder Information

Pricing Fund Shares

The share price (also called "Net Asset Value" or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in the Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day,

President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

and Christmas. Securities in the Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance,

called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, the Fund will send a single copy of most financial reports, prospectuses, and regular communications  to  a  shareholder  with  multiple  accounts

(single, retirement, joint, etc.) if such accounts have the same address and the Fund reason-

ably  believes  that  the  Shareholders  are  members  of  the  same  family.  You  may  request  that additional copies be sent by notifying the Fund.

Purchasing and Adding to Your Shares

To  establish  an  account,  complete  and  sign  the  appropriate  application  and  mail  it,  along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the FAM Funds. FAM reserves the right to refuse third party checks and any "bank starter  check."  Please  be  sure  to  provide  your  Social  Security  or  taxpayer  identification number. Cash will not be accepted. Any applications received not following the above guide-

lines will be returned.

The date on which your purchase is credited is your trade date. For purchases made by check or  Federal  Funds  wire  and  received  by  the  close  of  regular  trading  on  the  New  York  Stock

Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred,

or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

All applications to purchase Fund shares are subject to acceptance by FAM and are not bind-

ing  until  so  accepted.  FAM   will  only  accept  telephone  orders  for  the  purchase  of  shares  if done by electronic debit through bank information on file.  FAM reserves the right to reject applications in whole or in part.

12

Shareholder Information

Important Information About Procedures

for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record informa-

tion that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address  (although  post  office  boxes  are  still  permitted  for  mailing);  and  (4)  Social  Security

Number, Taxpayer Identification Number or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Fund and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Fund may also be required to close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  the  Fund  the  following  minimum  initial  investments  must be met.  All  subsequent  investments  to  an  existing  account  require  a  minimum  of  $50.

M I N I M U M   I N I T I A L   I N V E S T M E N T S

FAM Small Cap Fund

To open a new account

$5000

To open a new retirement account

IRA, Roth IRA, SEP, SIMPLE IRA,

403(b)(7), Coverdell ESA or Individual 401(k)

$2000

To open a Uniform Transfer to Minors

(UTMA) or Uniform Gift to Minors (UGMA)

$2000

To open a new account through our

Automatic Investment Program*

$2000

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

13

Shareholder Information

Automatic Investment Plan

The Fund offers an Automatic Investment Plan whereby authorization is granted and instruc-

tions are provided to charge the regular bank checking account of a shareholder on a regular basis  to  provide  systematic  additions  to  the  shareholder’s  account.  The  bank  at  which  the shareholder  checking  account  is  maintained  must  be  a  member  of  the  Automated  Clearing

House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may  be  deducted  from  a  shareholder’s  Fund  account  in  case  of  returned  items.  NOTE:

Individual Retirement Account (IRA) contributions made through the Automatic Investment

Plan  are  assumed  to  be  current  year  contributions.  A  shareholder’s  Automatic  Investment

Plan  may  be  terminated  at  any  time  without  charge  or  penalty  by  the  shareholder  or  the

Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions.

Investors  establishing  new  accounts  by  wire  should  first  forward  their  completed  Account

Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than

4:00 p.m. Eastern Time in order for the purchase to be made that same business day.

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

14

Shareholder Information

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs,

the number and amounts limited only by the maximum allowed contribution per year. Existing

IRA  accounts  may  be  rolled  over  or  transferred  at  any  time  into  a  new  IRA,  which  may  be invested  in  Fund  shares.  U.S.  Bank  is  empowered  and  agrees  to  act  as  custodian  of  shares purchased.  Monies  deposited  into  an  IRA  may  be  invested  in  shares  of  the  Fund  upon  the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE

IRAs, 403(b)(7) Plans, Coverdell ESAs   and Individual 401(k) Plans are available by calling

FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in the Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested  in  such  plans,  it  neither  offers  nor  possesses  the  necessary  professional  skills  or knowledge  regarding  the  establishment  or  compliance  maintenance  of  retirement  plans.

Therefore,  it  is  recommended  that  professional  counsel  be  retained  by  the  investor  before investing such monies in shares of the Fund.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP

Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

Purchases Through Selected Dealers

Certain  Selected  Dealers  may  affect  transactions  of  the  Fund.  FAM  may  accept  orders  from broker-dealers who have been previously approved by the Fund. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Fund. If the broker-

dealer  submits  trades  to  the  Fund,  the  Fund  will  use  the  time  of  day  when  such  entity  or  its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Advisor. The Advisor may make pay-

ments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Fund. Shareholders who wish to trans-

act through a broker-dealer should contact FAM at (800) 932-3271 for further information.

15

Shareholder Information

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to cer-

tain financial intermediaries, such as broker-dealers and financial advisers, in connection with

sales  of  shares  of  the  Fund  ("revenue  sharing").   This  compensation  is  generally  made  to

those intermediaries that provide shareholder servicing, marketing support, broker education,

and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a  sales  list,  including  a  preferred  or  select  sales  list,  mutual  fund  "supermarket"  platforms and other formal sales programs, or as an expense reimbursement in cases where the inter-

mediary  provides  shareholder  services  to  shareholders  of  the  Fund.   Revenue  sharing  pay-

ments  are  in  addition  to  any  distribution  or  servicing  fees  payable  under  a  Rule  12b-1  or service  plan  of  the  Fund  or  any  record  keeping  or  sub-transfer  agency  fees  payable  by  the

Fund.  You should note that if one mutual fund sponsor makes greater distribution assistance payments  than  another,  your  broker  or  financial  adviser  and  his  or  her  firm  may  have  an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to FAM, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043.

For further information on redemption requests call FAM Shareholder Services at (800) 932-

3271. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1.   The Fund account number, name, and Social Security or Tax I.D. number.

2.   The amount of the transaction (specified in dollars or shares).

3.   Signatures of all owners exactly as they are registered on the account.

4.   Signature guarantees are required if: the value of shares being redeemed exceeds $50,000;

payment  is  to  be  sent  to  an  address  other  than  the  address  of  record;  payment  is  to  be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.

5.   Certificates, if any are held, signed and containing a proper signature guarantee.

6.   Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

16

Shareholder Information

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire fee  for  domestic  wires.  Shareholders  may  also  elect  to  have  their  proceeds  sent  by  ACH

(Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is  calculated.  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemp-

tions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM  reserves  the  right,  however,  to  withhold  payment  up  to  seven  (7)  days  if  necessary  to protect the interests and assets of the Fund and its shareholders. In the event the New York

Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circum-

stances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transac-

tion  requests.  A  signature  guarantee  verifies  the  authenticity  of  your  signature  and  may  be obtained from "eligible guarantor institutions."

Eligible guarantor institutions include: (1) national or state banks, savings associations, sav-

ings  and  loan  associations,  trust  companies,  savings  banks,  industrial  loan  companies  and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies;  (3)  securities  broker-dealers  which  are  members  of  a  national  securities  exchange or  a  clearing  agency  or  which  have  minimum  net  capital  of  $100,000;  (4)  institutions  that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recog-

nized signature medallion program.

A signature guarantee cannot be provided by a notary public.

17

Shareholder Information

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

  •   the value of shares being redeemed exceeds $50,000 per fund

  •   payment is requested payable to a payee other than the shareholder of record

  •   payment is to be sent to an address other than the address of record

  •   an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

  •   the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your account. Shareholders who wish to participate in the systematic withdrawal plan must com-

plete the appropriate form and return to FAM 30 days prior to the first scheduled redemp-

tion.

Information on Distributions and Taxes

All  net  investment  income  and  net  realized  capital  gains  generated  as  a  result  of  portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If the

Fund has net capital gains for the year, it is usually declared and paid in December to share-

holders of record in the month of December.

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your account, unless you select another option on your account application form. Investors who want  dividends  and/or  capital  gains  distributions  sent  to  them  in  cash  rather  than  invested in additional shares must arrange this by making a request to FAM. The request must be in written  form  acceptable  to  FAM.  Unless  investors  request  cash  distributions  in  writing  at least 7 business days prior to the distribution, or on the Account Application, all dividends and  other  distributions  will  be  reinvested  automatically  in  additional  shares  of  the  Funds.

Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you  purchase  shares  shortly  before  the  record  date  for  a  dividend  or  the  distribution  of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

18

Shareholder Information

Tax Information

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock. These rates are scheduled to expire after 2012. These rate reduc-

tions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the

Fund's shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income,  other  types  of  ordinary  income  and  short-term  capital  gains  will  be  taxed  at  the ordinary income tax rate applicable to the taxpayer. Distributions designated by the Fund as long-term  capital  distributions  will  be  taxable  to  you  at  your  long-term  capital  gains  rate,

regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued,

even if they appear on your account statement the following year. Dividends and distributions are  treated  the  same  for  federal  tax  purposes,  whether  you  receive  them  in  cash  or  in  addi-

tional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will  not  be  taxable  each  year.  Instead,  the  taxable  portion  of  amounts  you  hold  in  a  tax-

deferred  account  will  generally  be  subject  to  tax  only  when  they  are  distributed  from  the account.

You  will  be  notified  by  February  15th  each  year,  through  our  "Supplementary  Tax

Information" flyer, about the federal tax status of distributions made the previous year.

The Fund is required to withhold 28% (currently scheduled to increase to 31% after 2012)

of  taxable  dividends,  capital  gains  distributions  and  redemptions  paid  to  shareholders  who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number

(Social Security Number for most investors) on your account application.

This  tax  discussion  is  meant  only  as  a  general  summary.  Because  everyone’s  tax  situation  is unique,  you  should  consult  your  tax  professional  about  particular  consequences  to  you  of investing in the Fund.

FAM  Funds  reports  cost  basis  for  all  covered  shares  to  both  you  and  the  IRS.   When  filing

your tax return – beginning with the 2012 tax year – you will be required to use the cost basis reported on your Form 1099-B for your covered shares.  FAM funds has chosen the Average

Cost method as its default cost accounting method.

19

Shareholder Information

Frequent Trading Policy.  The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The

Trust believes that frequent or excessive short-term trading activity by shareholders of the

Fund  may  be  detrimental  to  long-term  shareholders  because  those  activities  may,  among other  things:  (a)  dilute  the  value  of  shares  held  by  long-term  shareholders;  (b)  cause  the

Fund  to  maintain  larger  cash  positions  than  would  otherwise  be  necessary;  (c)  increase brokerage  commissions  and  related  costs  and  expenses;  (d)  incur  additional  tax  liability.

The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the

Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the

Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit  the  number  of  exchanges  into  the  Fund.  The  Trust  reserves  the  right,  however,  to impose certain limitations at any time with respect to trading in shares of the Fund, includ-

ing suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Fund. The Fund's ability to detect and prevent any abusive or  excessive  short-term  trading  may  be  limited  to  the  extent  such  trading  involves  Fund shares held through omnibus accounts of a financial intermediary.

Disclosure  of  Fund  Portfolio  Holdings.  On  a  quarterly  basis,  the  Fund  discloses  on  its website,  www.famfunds.com,  the  Fund’s  entire  portfolio  holdings  and  certain  additional information regarding its portfolios (e.g., Top Ten holdings, asset allocation, sector break-

down). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s informa-

tion  is  made  publicly  available.  A  complete  list  of  the  Fund’s  portfolio  holdings  is  also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of  the  Fund's  portfolio  securities  is  provided  in  the  Statement  of  Additional  Information

(SAI).

20

Financial Highlights

Because the Fund had not yet commenced operations as of the date of this prospectus, finan-

cial highlight information is not available.

21

To Obtain Additional Information

If  you  would  like  additional  information  about  the  Fund,  would  like  to  obtain  additional copies  of  the  Fund's  Annual  or  Semi-Annual  Reports  or  SAI,  which  are  available  without charge, or would like to make inquiries about the Fund, free reports on the Fund are available upon request and inquiries may be directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www.famfunds.com

Shareholder Reports

The  Fund’s  Annual  Report  and  Semi-Annual  Report  contains  additional  information  about the  Fund’s  investments.  The  Fund’s  Annual  Report  contains  a  discussion  of  the  market conditions and investment strategies thatduring the last fiscal year. Both the Annual Report and the Semi-Annual Report also containsignificantly affected the performance of the Fund

Fund performance information, financial statements and portfolio holdings information.

Statement of Additional Information

The SAI contains more comprehensive information on the Fund. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Fund, including the SAI, may also be obtained from the Securities and

Exchange Commission for the cost of a duplicating fee. These documents are also available to view  at  the  SEC’s  public  reference  room  in  Washington,  DC  or  by  electronic  request  by

e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www.sec.gov

Investment Company

Act File No. 811-4750

22

FAM Funds Advisor Share Class

P R O S P E C T U S

FAM SMALL CAP FUND

FFCFX

D A T E :     M a r c h   1 ,   2 0 1 2

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section

3

FAM Small Cap Fund

3

More About Investment Objectives, Principal Investment

   Strategies, and Risks

7

More About Investment Objectives

7

More About Principal Investment Strategies

7

More About Other Investment Strategies

7

More About Principal Risks

8

Fund Management

9

The Investment Advisor

9

Portfolio Managers

9

Prior Performance of a Private Investment Fund

Managed by the Advisor

10

Shareholder Information

12

Pricing Fund Shares

12

Householding of Shareholder Mailings

12

Purchasing and Adding to Your Shares

12

Important Information About Procedures

for Opening an Account

13

Account Minimums

13

Automatic Investment Plan

14

Wire Instructions

14

IRA and Retirement Accounts

15

Purchases Through Selected Dealers

15

Payments to Third Parties by the Advisor

16

Distribution and Service (12b-1 Fees)

16

Instructions for Redemption of Shares

16

Definition of Good Order

17

Signature Guarantees

17

Systematic Withdrawal Plan

18

Information on Distributions and Taxes

18

Tax Information

19

Financial Highlights

21

FAM Small Cap Fund

21

To Obtain Additional Information

22

FAM Small Cap Fund

Summary Section

Investment Objective:  FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

The Fund is a non-diversified fund.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Advisor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

1.00%

A N N UA L  F U N D  O P ER AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Advisor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

1.00%

Other expenses1

1.50%

Total annual fund operating expenses

3.50%

Fee waiver and/or expense reimbursement2

1.00%

Total Annual Fund Operating Expenses after Waiver and/or

Reimbursement2

2.50%

1Based on estimated amounts for the Fund's initial fiscal year of operations.

2Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund's Advisor Class shares to 2.50% of its average daily net assets through May 1, 2015.  This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your invest-

ment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

Advisor Class

$253

$779

3

FAM Small Cap Fund

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance.  The fund has no portfolio turnover rate to date because it has not yet started to operate.

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies. The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings, cash ﬂow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorable valuation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Principal Risks:

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

4

FAM Small Cap Fund

Summary Section

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate ﬂuctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Performance:  The inception date for the Fund is March 1, 2012.  The Fund's performance will then be compared to the Russell 2000 Index.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

Investment Advisor: Fenimore Asset Management, Inc.

Portfolio  Co-Managers:    Thomas  O.  Putnam,  Chairman  and  Marc  D.  Roberts,  CFA  of

Fenimore  Asset  Management,  Inc.  serve  as  co-managers  of  the  Fund.   Mr.  Putnam  and  Mr.

Roberts have managed the Fund since its inception.

Purchase  and  Sale  of  Fund  Shares:   The  minimum  initial  purchase  is  $5000  for  a  regular

account and $2000 for an individual retirement account.   The minimum subsequent invest-

ment is $50.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For  important  information  about  taxes  and  financial  intermediary  compensation,  please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation"

on page 6.

5

Tax Information;

Financial Intermediary Compensation

Summary Section

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conﬂict of interest by inﬂuencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermediary's Web site for more information.

6

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

The Fund is a non-diversified fund.

More About Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis pro-

vides  the  foundation  for  value  investing,  Fenimore  is  categorized  as  a  bottom-up  manager.

As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

For temporary defensive purposes, the Fund  may invest all of its assets in investment grade fixed-income  securities.  Generally,  the  Fund  intends  to  invest  in  fixed-income  securities when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such tempo-

rary periods the Fund might not achieve its stated investment objectives.

The Fund may also engage in certain investment techniques to a limited extent that are not part  of  their  principal  investment  strategies.  For  example,  the  Fund  is  permitted  to  utilize options, futures contracts and options on futures contracts. The Fund may engage in short-

sale  transactions,  lend  portfolio  securities,  invest  in  securities  which  have  relatively  short operating  histories  and  invest  in  securities  of  issuers  that  do  not  have  quoted  markets.  In addition, the Fund may invest in the shares of other investment companies and the Fund may also invest in the common stocks of real estate investment trusts.  However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology.  Additional information concerning these investment techniques,

including their risks, are set forth in the Fund's Statement of Additional Information.

7

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Principal Risks

The principal risks of investing in the Fund are as follows:

Small-Cap  Risk.  Small  capitalization  companies  may  not  have  the  size,  resources  or  other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Non-diversification  Risk.   The  Fund  is  classified  as  a  "non-diversified"  fund  which  means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified,  such  as  the  Fund,  may  be  more  susceptible  to  adverse  economic,  political,  or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

The Fund will be subject to certain diversification requirements that are imposed on mutual funds for federal income tax purposes and it will be required to comply with these tax diver-

sification requirements on a quarterly basis.

Stock  Market  Risk.  The  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock  Selection  Risk.  The  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the market may never realize their intrinsic value or their prices may go down. While the Fund's investments  in  value  stocks  may  limit  its  downside  risk  over  time,  the  Fund  may  produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you could lose money. You should consider an investment in the Fund as a long-term investment.

Foreign Investment Risk.  the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate ﬂuctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

An investment in the FAM Small Cap Fund is not a bank deposit and is not insured or guar-

anteed by the Federal Deposit Insurance Corporation or any other government agency.

8

Fund Management

The Investment Advisor

The Investment Advisor to the FAM Small Cap Fund is Fenimore Asset Management, Inc., ("Fenimore"), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., the Fund's shareholder servicing agent and Fenimore Securities, Inc., the Fund's principal underwriter.

Portfolio Managers

Mr. Putnam co-manages the FAM Small Cap Fund and both the FAM Value Fund and FAM

Equity-Income Fund. The co-managers share equally in the day-to-day management of each respective Fund’s investment portfolio.

Marc D. Roberts, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam.

Mr. Roberts is employed by Fenimore as an Investment Research Analyst and has been actively involved in research activities since he joined the firm in 2007.

Additional  information  about  the  portfolio  managers’  compensation  arrangements,  other accounts  managed  by  the  portfolio  managers,  and  the  portfolio  managers’  ownership  of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from the Fund equal to 1% per annum of the average daily market value of its net assets. Fenimore has entered into a contractual expense limitation agreement with the Fund pursuant to which it has agreed to limit the total operating expenses

(excluding acquired fund fees and expenses and certain other expenses) of the Fund to 1.50%,

through May 1, 2015. This expense limitation agreement may only be amended by the Fund's

Board of Trustees.  A discussion regarding the basis for the Trustees' approval of the investment advisory  contract  will  be  available  in  the  Fund's  Semi-Annual  Report  to  Shareholders  dated June 30, 2012.

The  Fund,  the  Advisor  and  Fenimore  Securities,  Inc.  have  jointly  adopted  a  Code  of  Ethics which places certain express restrictions on the personal trading practices of personnel of both

9

Fund Management

the Fund and Fenimore. In addition, the Fund and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitor-

ing of personal trading practices.

Prior Performance of a Private Investment Fund Managed by the Advisor

The table below sets forth performance data relating to the historical performance of the

Fenimore Small Cap Fund, LLC (the "Private Fund") as compared to the Fund’s bench-

mark index, the Russell 2000 Index.  The Private Fund is a privately offered investment fund managed by the Advisor.  During all periods presented, the co-portfolio managers of the Fund had complete investment discretion and  responsibility for selecting the securities to buy and sell for the Private Fund.

The Private Fund is the only account managed by the Advisor that has substantially similar investment objectives, policies, and strategies as those of the Fund.  The Private Fund  is not subject to the requirements of the Investment Company Act of 1940 or Subchapter M

of the Internal Revenue Code, which, if imposed, could have affected its performance.  The performance information for the Private Fund represents the net rate of return of the

Private Fund after the imposition of all fees and expenses applicable to the Private Fund.

To the extent that the operating expenses of the Private Fund are lower than the fees incurred by the Fund, the performance results of the Private Fund would be greater than what Fund performance would have been.

The performance for the Private Fund was calculated in compliance with the Global

Investment Performance Standards (GIPS®) maintained by the CFA Institute.  This perfor-

mance calculation method differs from the SEC performance standards applicable to regis-

tered investment companies, such as the Fund.  Investors should be aware that the use of a methodology different from that used to calculate the performance of the Fund could result in differing performance data.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund.  These total return figures represent past performance and do not indicate future results, which will vary.

10

Fund Management

TOTAL RETURN FOR THE PRIVATE FUND AND THE

RUSSELL 2000 INDEX

Private Fund

Russell 2000 Index†

Year

Annual Total Return

Annual Total Return

2009

18.44%

27.71%

2010

15.09%

26.86%

2011

3.97%

-4.17%

Time Period

Average Annual

Average Annual

(thru 12/31/11)

Total Return

Total Return

1 year

3.97%

-4.17%

3 years

12.33%

15.63%

Since inception (9/30/08)

12.25%

4.17%

† The Russell 2000 Index is designed to measure the performance of the small cap segment the U.S. equity markets.

11

Shareholder Information

Pricing Fund Shares

The share price (also called "Net Asset Value" or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in the Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day,

President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

and Christmas. Securities in the Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance,

called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, the Fund will send a single copy of most financial reports, prospectuses, and regular communications  to  a  shareholder  with  multiple  accounts

(single, retirement, joint, etc.) if such accounts have the same address and the Fund reason-

ably  believes  that  the  Shareholders  are  members  of  the  same  family.  You  may  request  that additional copies be sent by notifying the Fund.

Purchasing and Adding to Your Shares

To  establish  an  account,  complete  and  sign  the  appropriate  application  and  mail  it,  along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the FAM Funds. FAM reserves the right to refuse third party checks and any "bank starter  check."  Please  be  sure  to  provide  your  Social  Security  or  taxpayer  identification number. Cash will not be accepted. Any applications received not following the above guide-

lines will be returned.

The date on which your purchase is credited is your trade date. For purchases made by check or  Federal  Funds  wire  and  received  by  the  close  of  regular  trading  on  the  New  York  Stock

Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred,

or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

All applications to purchase Fund shares are subject to acceptance by FAM and are not bind-

ing  until  so  accepted.  FAM   will  only  accept  telephone  orders  for  the  purchase  of  shares  if done by electronic debit through bank information on file.  FAM reserves the right to reject applications in whole or in part.

12

Shareholder Information

Important Information About Procedures

for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record informa-

tion that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address  (although  post  office  boxes  are  still  permitted  for  mailing);  and  (4)  Social  Security

Number, Taxpayer Identification Number or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Fund and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Fund may also be required to close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  the  Fund  the  following  minimum  initial  investments  must be met.  All  subsequent  investments  to  an  existing  account  require  a  minimum  of  $50.

M I N I M U M   I N I T I A L   I N V E S T M E N T S

FAM Small Cap Fund

To open a new account

$5000

To open a new retirement account

IRA, Roth IRA, SEP, SIMPLE IRA,

403(b)(7), Coverdell ESA or Individual 401(k)

$2000

To open a Uniform Transfer to Minors

(UTMA) or Uniform Gift to Minors (UGMA)

$2000

To open a new account through our

Automatic Investment Program*

$2000

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

13

Shareholder Information

Automatic Investment Plan

The Fund offers an Automatic Investment Plan whereby authorization is granted and instruc-

tions are provided to charge the regular bank checking account of a shareholder on a regular basis  to  provide  systematic  additions  to  the  shareholder’s  account.  The  bank  at  which  the shareholder  checking  account  is  maintained  must  be  a  member  of  the  Automated  Clearing

House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may  be  deducted  from  a  shareholder’s  Fund  account  in  case  of  returned  items.  NOTE:

Individual Retirement Account (IRA) contributions made through the Automatic Investment

Plan  are  assumed  to  be  current  year  contributions.  A  shareholder’s  Automatic  Investment

Plan  may  be  terminated  at  any  time  without  charge  or  penalty  by  the  shareholder  or  the

Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions.

Investors  establishing  new  accounts  by  wire  should  first  forward  their  completed  Account

Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than

4:00 p.m. Eastern Time in order for the purchase to be made that same business day.

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

14

Shareholder Information

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs,

the number and amounts limited only by the maximum allowed contribution per year. Existing

IRA  accounts  may  be  rolled  over  or  transferred  at  any  time  into  a  new  IRA,  which  may  be invested  in  Fund  shares.  U.S.  Bank  is  empowered  and  agrees  to  act  as  custodian  of  shares purchased.  Monies  deposited  into  an  IRA  may  be  invested  in  shares  of  the  Fund  upon  the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE

IRAs, 403(b)(7) Plans, Coverdell ESAs   and Individual 401(k) Plans are available by calling

FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in the Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor beforeinvesting such monies in shares of the Fund.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP

Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

Purchases Through Selected Dealers

Certain  Selected  Dealers  may  affect  transactions  of  the  Fund.  FAM  may  accept  orders  from broker-dealers who have been previously approved by the Fund. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Fund. If the broker-

dealer  submits  trades  to  the  Fund,  the  Fund  will  use  the  time  of  day  when  such  entity  or  its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers, but in all cases will be retained by  the  broker-dealer  and  not  remitted  to  the  Fund  or  the  Advisor.  The  Advisor  may  make payments to such companies out of its own resources to compensate these companies for certain administrative  services  provided  in  connection  with  the  Fund.  Shareholders  who  wish  to transact  through  a  broker-dealer  should  contact  FAM  at  (800)  932-3271  for  further information.

15

Shareholder Information

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to cer-

tain financial intermediaries, such as broker-dealers and financial advisers, in connection with

sales  of  shares  of  the  Fund  ("revenue  sharing").   This  compensation  is  generally  made  to

those intermediaries that provide shareholder servicing, marketing support, broker education,

and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a  sales  list,  including  a  preferred  or  select  sales  list,  mutual  fund  "supermarket"  platforms and other formal sales programs, or as an expense reimbursement in cases where the inter-

mediary  provides  shareholder  services  to  shareholders  of  the  Fund.   Revenue  sharing  pay-

ments  are  in  addition  to  any  distribution  or  servicing  fees  payable  under  a  Rule  12b-1  or service  plan  of  the  Fund  or  any  record  keeping  or  sub-transfer  agency  fees  payable  by  the

Fund.  You should note that if one mutual fund sponsor makes greater distribution assistance payments  than  another,  your  broker  or  financial  adviser  and  his  or  her  firm  may  have  an incentive to recommend one fund complex over another.

Distribution and Service (12b-1 Fees)

The  Advisor  Class  fund  has  adopted  a  Service  and  Distribution  Plan  for  the  Advisor  Class

shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended

to  result  in  the  sale  of  Advisor  Class  shares.   12b-1  fees  compensate  Fenimore  Securities,

Inc.  (the  "Distributor")  and  other  dealers  and  investment  representatives  for  services  and expenses  relating  to  the  sale  and  distribution  of  the  Fund's  Advisor  class  shares  and/or  for

providing  shareholder  services.   12b-1  fees  are  paid  from  the  Fund  assets  on  an  ongoing basis,  and  over  time  these  fees  will  increase  the  cost  of  your  investment  and  may  cost  you more than paying other types of sales charges.  The maximum amount that the Fund may pay in distribution fees under its 12b-1 plan for Advisor Class shares is 0.75% of its average daily net assets.  The Fund may also pay up to 0.25% of its average daily net assets for shareholder servicing.  The Distributor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of the Fund.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to FAM, 384 North Grand Street, PO Box 399, Cobleskill, NY  12043. For further information on redemption requests call FAM Shareholder Services at (800)932-3271. FAM offers no telephone redemptions.

16

Shareholder Information

Definition of Good Order

Good order means that the written redemption request must include the following:

1.   The Fund account number, name, and Social Security or Tax I.D. number.

2.   The amount of the transaction (specified in dollars or shares).

3.   Signatures of all owners exactly as they are registered on the account.

4.   Signature guarantees are required if: the value of shares being redeemed exceeds $50,000;

payment  is  to  be  sent  to  an  address  other  than  the  address  of  record;  payment  is  to  be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.

5.   Certificates, if any are held, signed and containing a proper signature guarantee.

6.   Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire fee  for  domestic  wires.  Shareholders  may  also  elect  to  have  their  proceeds  sent  by  ACH

(Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is  calculated.  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemp-

tions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM  reserves  the  right,  however,  to  withhold  payment  up  to  seven  (7)  days  if  necessary  to protect the interests and assets of the Fund and its shareholders. In the event the New York

Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circum-

stances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transac-

tion  requests.  A  signature  guarantee  verifies  the  authenticity  of  your  signature  and  may  be obtained from "eligible guarantor institutions."

17

Shareholder Information

Eligible guarantor institutions include: (1) national or state banks, savings associations, sav-

ings  and  loan  associations,  trust  companies,  savings  banks,  industrial  loan  companies  and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies;  (3)  securities  broker-dealers  which  are  members  of  a  national  securities  exchange or  a  clearing  agency  or  which  have  minimum  net  capital  of  $100,000;  (4)  institutions  that participate  in  the  Securties  Transfer  Agent  Medallion  Program  ("STAMP")  or  other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

  •   the value of shares being redeemed exceeds $50,000 per fund

 •   payment is requested payable to a payee other than the shareholder of record

 •   payment is to be sent to an address other than the address of record

 •   an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

 •   the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your account. Shareholders who wish to participate in the systematic withdrawal plan must com-

plete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All  net  investment  income  and  net  realized  capital  gains  generated  as  a  result  of  portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If the

Fund has net capital gains for the year, it is usually declared and paid in December to share-

holders of record in the month of December.

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your account, unless you select another option on your account application form. Investors who want  dividends  and/or  capital  gains  distributions  sent  to  them  in  cash  rather  than  invested in additional shares must arrange this by making a request to FAM. The request must be in written  form  acceptable  to  FAM.  Unless  investors  request  cash  distributions  in  writing  at least 7 business days prior to the distribution, or on the Account Application, all dividends

18

Shareholder Information

and  other  distributions  will  be  reinvested  automatically  in  additional  shares  of  the  Funds.

Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capi-

tal gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock. These rates are scheduled to expire after 2012. These rate reduc-

tions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the

Fund's shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income,  other  types  of  ordinary  income  and  short-term  capital  gains  will  be  taxed  at  the ordinary income tax rate applicable to the taxpayer. Distributions designated by the Fund as long-term  capital  distributions  will  be  taxable  to  you  at  your  long-term  capital  gains  rate,

regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued,

even if they appear on your account statement the following year. Dividends and distributions are  treated  the  same  for  federal  tax  purposes,  whether  you  receive  them  in  cash  or  in  addi-

tional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will  not  be  taxable  each  year.  Instead,  the  taxable  portion  of  amounts  you  hold  in  a  tax-

deferred  account  will  generally  be  subject  to  tax  only  when  they  are  distributed  from  the account.

You  will  be  notified  by  February  15th  each  year,  through  our  "Supplementary  Tax

Information" flyer, about the federal tax status of distributions made the previous year.

The Fund is required to withhold 28% (currently scheduled to increase to 31% after 2012)

of  taxable  dividends,  capital  gains  distributions  and  redemptions  paid  to  shareholders  who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number

(Social Security Number for most investors) on your account application.

19

Shareholder Information

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique,  you  should  consult  your  tax  professional  about  particular  consequences  to  you  of investing in the Fund.

FAM Funds reports cost basis for all covered shares to both you and the IRS.   When filing

your tax return – beginning with the 2012 tax year – you will be required to use the cost basis reported on your Form 1099-B for your covered shares.  FAM funds has chosen the Average

Cost method as its default cost accounting method.

Frequent Trading Policy.  The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The

Trust believes that frequent or excessive short-term trading activity by shareholders of the

Fund  may  be  detrimental  to  long-term  shareholders  because  those  activities  may,  among other  things:  (a)  dilute  the  value  of  shares  held  by  long-term  shareholders;  (b)  cause  the

Fund  to  maintain  larger  cash  positions  than  would  otherwise  be  necessary;  (c)  increase brokerage  commissions  and  related  costs  and  expenses;  (d)  incur  additional  tax  liability.

The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the

Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the

Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit  the  number  of  exchanges  into  the  Fund.  The  Trust  reserves  the  right,  however,  to impose certain limitations at any time with respect to trading in shares of the Fund, includ-

ing suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Fund. The Fund's ability to detect and prevent any abusive or  excessive  short-term  trading  may  be  limited  to  the  extent  such  trading  involves  Fund shares held through omnibus accounts of a financial intermediary.

Disclosure  of  Fund  Portfolio  Holdings.  On  a  quarterly  basis,  the  Fund  discloses  on  its website,  www.famfunds.com,  the  Fund’s  entire  portfolio  holdings  and  certain  additional information regarding its portfolios (e.g., Top Ten holdings, asset allocation, sector break-

down). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s informa-

tion  is  made  publicly  available.  A  complete  list  of  the  Fund’s  portfolio  holdings  is  also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of  the  Fund's  portfolio  securities  is  provided  in  the  Statement  of  Additional  Information

(SAI).

20

Financial Highlights

Because the Fund had not yet commenced operations as of the date of this prospectus, finan-

cial highlight information is not available.

21

To Obtain Additional Information

If  you  would  like  additional  information  about  the  Fund,  would  like  to  obtain  additional copies  of  the  Fund's  Annual  or  Semi-Annual  Reports  or  SAI,  which  are  available  without charge, or would like to make inquiries about the Fund, free reports on the Fund are available upon request and inquiries may be directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www.famfunds.com

Shareholder Reports

The Fund's Annual Report and Semi-Annual Report contains additional information about the Fund's investments. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain Fund performance information, financial statements and portfolio holdings information.

Statement of Additional Information

The SAI contains more comprehensive information on the Fund. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Fund, including the SAI, may also be obtained from the Securities and

Exchange Commission for the cost of a duplicating fee. These documents are also available to view  at  the  SEC’s  public  reference  room  in  Washington,  DC  or  by  electronic  request  by

e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www.sec.gov

Investment Company

Act File No. 811-4750

22

STATEMENT OF ADDITIONAL INFORMATION

for

FAM SMALL CAP  FUND

FAMFX

INVESTOR CLASS SHARES

Dated:  March 1, 2012

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

FAM Funds offers a non-diversified fund, FAM Small Cap Fund.  The Fund is a separate investment series of

Fenimore Asset Management Trust (the "Trust"), which is registered with the Securities and Exchange Commission

(the "SEC") as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Investor Class shares of the Fund dated the same date.  A copy may be obtained without charge from the Fund by calling or writing the address and telephone number noted above.  The financial statements for the

Fund, when available, will be incorporated by reference into this Statement of Additional Information in their entirety.

FAM Funds — Statement of Additional Information

Investment Objective and Policies

1

Additional Investment Techniques and Related Risks

2

Investment Restrictions

3

History and  Background of Investment Advisor

4

  Board of Trustees and Officers

6

Proxy Voting

12

Control Persons and Principal Security Holders

12

Principal Underwriter

13

Other Service Providers

13

Information About the Trust

13

Brokerage Allocations

14

Net Asset Value Calculation.

14

Performance Information

14

Financial Statements

16

Certain Federal Income Tax Considerations

16

Tax Status of the Fund

16

Fund Investments

17

Distributions

17

Dispositions

18

Foreign Shareholders

19

Disclosure of Fund Portfolio Holdings

19

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

FAM Funds — Statement of Additional Information

INVESTMENT OBJECTIVE AND POLICIES

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.  The Fund is a non-diversified fund.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to share-

holders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

It is the opinion of FAM that the objectives of the Fund are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s abil-

ity prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company,

conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique is instrumen-

tal to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the

Fund.

It is FAM’s belief that the objectives of the Fund can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Fund would serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Fund’s’ assets in investment grade fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations com-

mensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Fund remains small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Fund grows in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Fund. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves the right to limit the asset size of the Fund by discontinuing sales of their shares at any time. The Board of Trustees of the Fund may suspend sales whenever, in its collective wisdom,

it believes it necessary in order for the Fund to continue to adhere to its stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

1

FAM Funds — Statement of Additional Information

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although the Fund will primarily invest in small-capitalization equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, the Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of the Fund’s principal investment strategies.

FOCUSED PORTFOLIO AND NON-DIVERSIFICATION RISKS

The  Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

The Fund is considered to be "non-diversified" under the 1940 Act, which means that the Fund can invest a greater percentage of its assets in the securities of fewer issuers than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of un-

anticipated industry conditions as well as risks particular to a single company or the securities of a single company.

Additionally, the NAV of a non-diversified fund generally is more volatile, and a shareholder may have a greater risk of loss if the shareholder redeems during a period of high volatility. Lack of broad diversification also may cause the

Fund to be more susceptible to economic, political, regulatory, liquidity or other events than a diversified fund.

DERIVATIVES

The Fund may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Fund’s view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to the Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The ability of the Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC").

BORROWING

The Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Fund chooses to bor-

row, the volatility of the Fund’s net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act").  To the extent the Fund invests in the shares of other investment companies,

they will incur additional expenses due to the duplication of fees and expenses as a result of investing in other invest-

ment vehicles.

SHORT-SALE TRANSACTIONS

The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Fund would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses,

in connection with opening, maintaining, and closing short sales.

2

FAM Funds — Statement of Additional Information

LOANS OF PORTFOLIO SECURITIES

The Fund is permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions,

additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obliga-

tions, causing a loss for the Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Fund may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Fund may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(E)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)

Make loans to others, except that the Fund may lend portfolio securities so long as no such loan is made if,

as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

3

FAM Funds — Statement of Additional Information

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Fund is Fenimore Asset Management, Inc.  The company is a New York corporation registered under the Investment Advisors Act of 1940 with the Securities and Exchange Com-

mission.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Fund.  Fenimore was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advi-

sory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retire-

ment plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s invest-

ment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in

1968. Marc D. Roberts, CFA, co-manager of the Fund, is employed by Fenimore as an Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 2007.  Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam,

has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of the Fund can only be met if companies can be purchased at a significant discount from what

Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valua-

tion approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving ac-

celerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Fund except as directed in writing by a person unaffiliated to the Fund or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Fund, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of the Fund net as-

sets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Fund’s Board of Trustees and is terminable upon 30 days written notice, one party to the other.

4

FAM Funds — Statement of Additional Information

The Fund is responsible for the costs of its own operation which include the fees of independent accoun-

tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of "Interested Trustees" shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Fund shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Thomas O. Putnam and Marc D. Roberts are co-managers of the Fund.  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2011:

Other

Registered

Other Pooled

Investment

Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts

($ millions)

($ millions)

Thomas O.

2

$830

1

$12.9

0

$0

$842.9

Putnam

Marc D.

None

$0

1

$12.9

0

$0

$12.9

Roberts

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Advisor seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Advisor, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

5

FAM Funds — Statement of Additional Information

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Advisor may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Advisor monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Advisor as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ com-

pensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Fund’s’ portfolio managers in the Fund as of

March 1, 2012 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Small Cap Fund

Thomas O. Putnam

Over $100,000

Marc D. Roberts

$1-$10,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Fund and the Funds rests with the Board of Trustees, which is elected by the shareholders of the Fund. The Trustees elect the officers of the Fund to actively supervise the day-to-day operations of the Fund. The Trustees and officers serve for an indefinite period of time.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chair-

man of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Fund.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of stand-

ing committees, as further discussed below, each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the

Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

6

FAM Funds — Statement of Additional Information

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred "Chico" Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr.

Lager has extensive experience and background in corporate and financial matters and has been designated as one of the Board’s three financial experts on its Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

C. Richard Pogue – As a former executive with the Investment Company Institute, the trade association for the in-

vestment company industry, Mr. Pogue has extensive experience and background dealing with investment compa-

nies and their operations.  In addition, he also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insurance organization for which he oversaw the development and operation of a family of mutual funds, Mr. McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association ("NICSA"),

the trade association serving the operations sector of the mutual fund industry, and a former executive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and op-

eration of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the Board’s three financial experts on its Audit Commit-

tee, of which he is the Chairman.

Paul A. Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.

Mr. Keller has also been designated as one of the Board’s three financial experts on its Audit Committee.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore

Asset Management, Inc., the investment advisor to the Fund, Mr. Putnam has extensive experience and back-

ground in the management and operation of registered investment companies, enabling him to provide manage-

ment input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the

Board.

7

FAM Funds — Statement of Additional Information

The names of Trustees and officers of the Fund, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

INDEPENDENT

TRUSTEES**

Fred "Chico" Lager

Trustee since

Business Consultant;

3

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  57

C. Richard Pogue

Trustee since

Retired Executive Vice President,    3

None

384 North Grand St.

2000

Investment Company Institute

Cobleskill, NY 12043

Age:  75

John McCormack

Trustee since

Retired Group President,

3

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  67

Barbara Weidlich

Trustee since

Retired President, National In-

3

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  68

DEXIA BIL Fund Services,

Dublin, Ireland

Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     3

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   59

Paul A. Keller, CPA

Trustee since

Retired Partner,

3

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  57

8

FAM Funds — Statement of Additional Information

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

Thomas O. Putnam***      President

Chairman,

3

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  67

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  58

Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  55

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

*

"Fund Complex" includes the FAM Small Cap Fund and two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

**

The "Independent Trustees" are those Trustees that are not considered "interested persons" of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment Advisor, is considered an "interested person" of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich. The

Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit proce-

dures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Fund, and (v) reviews the adequacy and effectiveness of internal controls and procedures.

9

FAM Funds — Statement of Additional Information

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders.

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, Lager, Pogue, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.

For the fiscal year ended December 31, 2011, the dollar range of equity securities owned by each Trustee in the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee1

Fund Name2

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred "Chico" Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

C. Richard Pogue

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

John J. McCormack     FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

Barbara V. Weidlich     FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

Paul A. Keller

FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

1Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

2Shares of the FAM Small Cap Fund are not presented as the Fund has not commenced operations as of that date.

10

FAM Funds — Statement of Additional Information

Trustees of the Fund are not employed by Fenimore receive from the Fund a fee of $1,250 for each Board of Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,500 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2011, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Total Compensation from

Compensation from

Registrant and Fund

the Funds Accrued as

Est. Annual

Complex (3 Funds) Paid

Part of Fund

Pension or

Benefits upon

to Trustees

Name of Trustee

Expenses

Retirement Benefits

Retirement

Thomas O. Putnam

$0

$0

$0

$0

Paul A. Keller

$17,925

$0

$0

$17,925

Fred "Chico" Lager

$17,925

$0

$0

$17,925

John J. McCormack      $22,925

$0

$0

$22,925

Kevin J. McCoy

$19,425

$0

$0

$19,425

C. Richard Pogue

$16,800

$0

$0

$16,800

Barbara V. Weidlich      $17,925

$0

$0

$17,925

Board Oversight of Risk Management.  The Fund is subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Advisor and other service providers who carry out the Fund’s investment management and business affairs.  The Advisor and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Advisor, the Fund’s Chief Com-

pliance Officer ("CCO") and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the

Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Fund’s compliance policies and procedures and applicable regulatory re-

quirements. The CCO also regularly provides the Board with updates on the application of the Fund’s com-

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

11

FAM Funds — Statement of Additional Information

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures ("Proxy

Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how the Fund votes proxies relating to portfolio securities during each twelve-month period ended June 30th will be filed with the SEC on Form N-PX.  This proxy voting information for the Fund as presented on Form N-PX is available: (1) without charge, upon request by calling the Fund at 800-932-3271;

(2) on the Fund’s website at http://www.famfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 1, 2012, the following persons and/or entities owned beneficially or of record, for their own ac-

count or the accounts of their customers, more than 5% of the outstanding Investor Class shares of the Fund,

as indicated:

12

FAM Funds — Statement of Additional Information

NAME AND ADDRESS OF

PERCENT OF

NUMBER OF

NAME OF FUND

BENEFICIAL OWNER*

CLASS

SHARES

FAM Small Cap Fund      Fenimore Asset Management

66.67%

100,000

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

Thomas & Patricia Putnam

33.33%

50,000

c/o Fenimore Asset Management

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

*  A party holding in excess of 25% of the outstanding voting securities of the Fund may be deemed to con-

trol the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the "Distributor") serves as distributor of the shares the Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment Advisor to the Fund. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Fund.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE

AGENT; TRANSFER AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New

York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Fund.  The Trust is registered as a transfer agent with the U.S. Securities and Exchange

Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  BBD LLP, 1835 Market Street 26th

Floor, Philadelphia, PA  19103, will serve as the Fund’s independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of ben-

eficial interest in the Trust and to divide the interests in the Trust into one or more series of shares.  In ad-

dition to the Fund, the Trust currently consists of two other series of shares and each series of shares, FAM

Value Fund and FAM Equity-Income Fund, the Funds consists of two separate classes, the Investor Class

Shares and the Advisor Class Shares.  The Declaration of Trust is on file with the Secretary of the Common-

wealth of Massachusetts.

13

FAM Funds — Statement of Additional Information

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of the Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in the Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Fund will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for the Fund will be expressed in terms of the average annual com-

pounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

14

FAM Funds — Statement of Additional Information

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for the Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the

Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, compa-

nies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii)

15

FAM Funds — Statement of Additional Information

the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the

Fund.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-

tions for administrative and management costs and expenses.

Performance information for the Fund reflects only the performance of a hypothetical investment in the

Fund during the particular time period on which the calculation is based.  Performance information should be considered in light of the Fund’s investment objective and policies, characteristics and quality of the port-

folio and the market conditions during the given time period, and should not be considered as a representa-

tion of what may be achieved in the future.

FINANCIAL STATEMENTS

The Financial Statements of the Fund are not available since as of December 31, 2011, the Fund had not yet commenced operations.  Financial Statements, when available, will be provided upon request and without charge from the Fund at the address and telephone number provided on the cover of this Statement of Ad-

ditional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUND

The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items,

U.S. Government securities, the securities of other regulated investment companies and other securities,

with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Govern-

ment securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on in-

come and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

16

FAM Funds — Statement of Additional Information

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on Decem-

ber 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in

October, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by the Fund to a corporate shareholder, to the extent such divi-

dends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation,

be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corpo-

rations may reduce the value of the dividends received deduction.

17

FAM Funds — Statement of Additional Information

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate share-

holders.  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

FAM Funds reports cost basis for all covered shares to both you and the IRS.  When filing your tax return –

beginning with the 2012 tax year – you will be required to use the cost basis reported on your Form 1099-B for your covered shares.  FAM funds has chosen the Average Cost method as its default cost accounting method.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

estates and trusts to the extent that such person’s "modified adjusted gross income" (in the case of an indi-

vidual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

18

FAM Funds — Statement of Additional Information

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a "foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will be subject to U.S.

withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected, then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate shareholders who

have effectively connected income may be subject to a branch profits tax.    Foreign shareholders may also

be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax Advisors regarding the tax consequences applicable to them.

Effective January 1, 2013, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-

owned foreign investment accounts.  Shareholders may be requested to provide additional information to the

Fund in order to enable the Fund to determine whether withholding is required.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the

Fund’s portfolio securities.  On a quarterly basis, the Fund discloses on the Trust’s website, www.famfunds.

com, the Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding its portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website un-

til the next quarter’s information is made publicly available.  A complete list of the Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of perform-

ing their duties (such as the Fund’s custodian, fund accountants, investment advisor, administrator, indepen-

dent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors)

and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party ven-

dors that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

19

FAM Funds — Statement of Additional Information

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest be-

tween the Fund’s shareholders and the Fund’s Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the

Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting.  Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of

Trustees.

20

STATEMENT OF ADDITIONAL INFORMATION

for

FAM SMALL CAP  FUND

FFCFX

ADVISOR CLASS SHARES

Dated:  March 1, 2012

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

FAM Funds offers a non-diversified fund, FAM Small Cap Fund.  The Fund is a separate investment series of

Fenimore Asset Management Trust (the "Trust"), which is registered with the Securities and Exchange Commission

(the "SEC") as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Advisor Class shares of the Fund dated the same date.  A copy may be obtained without charge from the Fund by calling or writing the address and telephone number noted above.  The financial statements for the

Fund, when available, will be incorporated by reference into this Statement of Additional Information in their entirety.

FAM Funds — Statement of Additional Information

Investment Objective and Policies

1

Additional Investment Techniques and Related Risks

2

Investment Restrictions

3

History and  Background of Investment Advisor

4

  Board of Trustees and Officers

6

Proxy Voting

12

Control Persons and Principal Security Holders

12

Principal Underwriter

13

Service and Distribution Plan

13

Other Service Providers

14

Information About the Trust

14

Brokerage Allocations

14

Net Asset Value Calculation.

15

Performance Information

15

Financial Statements

17

Certain Federal Income Tax Considerations

17

Tax Status of the Fund

17

Fund Investments

18

Distributions

18

Dispositions

19

Foreign Shareholders

19

Disclosure of Fund Portfolio Holdings

20

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

FAM Funds — Statement of Additional Information

INVESTMENT OBJECTIVE AND POLICIES

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.  The Fund is a non-diversified fund.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to share-

holders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

It is the opinion of FAM that the objectives of the Fund are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s abil-

ity prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company,

conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique is instrumen-

tal to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the

Fund.

It is FAM’s belief that the objectives of the Fund can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Fund would serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Fund’s’ assets in investment grade fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations com-

mensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Fund remains small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Fund grows in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Fund. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves the right to limit the asset size of the Fund by discontinuing sales of their shares at any time. The Board of Trustees of the Fund may suspend sales whenever, in its collective wisdom,

it believes it necessary in order for the Fund to continue to adhere to its stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

FAM Funds — Statement of Additional Information

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although the Fund will primarily invest in small-capitalization equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, the Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of the Fund’s principal investment strategies.

FOCUSED PORTFOLIO AND NON-DIVERSIFICATION RISKS

The  Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

The Fund is considered to be "non-diversified" under the 1940 Act, which means that the Fund can invest a greater percentage of its assets in the securities of fewer issuers than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of un-

anticipated industry conditions as well as risks particular to a single company or the securities of a single company.

Additionally, the NAV of a non-diversified fund generally is more volatile, and a shareholder may have a greater risk of loss if the shareholder redeems during a period of high volatility. Lack of broad diversification also may cause the

Fund to be more susceptible to economic, political, regulatory, liquidity or other events than a diversified fund.

DERIVATIVES

The Fund may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Fund’s view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to the Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The ability of the Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC").

BORROWING

The Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Fund chooses to bor-

row, the volatility of the Fund’s net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act").  To the extent the Fund invests in the shares of other investment companies,

they will incur additional expenses due to the duplication of fees and expenses as a result of investing in other invest-

ment vehicles.

SHORT-SALE TRANSACTIONS

The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Fund would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses,

in connection with opening, maintaining, and closing short sales.

FAM Funds — Statement of Additional Information

LOANS OF PORTFOLIO SECURITIES

The Fund is permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions,

additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obliga-

tions, causing a loss for the Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Fund may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Fund may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(E)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)

Make loans to others, except that the Fund may lend portfolio securities so long as no such loan is made if,

as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

FAM Funds — Statement of Additional Information

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Fund is Fenimore Asset Management, Inc.  The company is a New York corporation registered under the Investment Advisors Act of 1940 with the Securities and Exchange Com-

mission.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Fund.  Fenimore was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advi-

sory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retire-

ment plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s invest-

ment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in

1968. Marc D. Roberts, CFA, co-manager of the Fund, is employed by Fenimore as an Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 2007.  Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam,

has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of the Fund can only be met if companies can be purchased at a significant discount from what

Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valua-

tion approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving ac-

celerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Fund except as directed in writing by a person unaffiliated to the Fund or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Fund, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of the Fund net as-

sets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Fund’s Board of Trustees and is terminable upon 30 days written notice, one party to the other.

FAM Funds — Statement of Additional Information

The Fund is responsible for the costs of its own operation which include the fees of independent accoun-

tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of "Interested Trustees" shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Fund shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Thomas O. Putnam and Marc D. Roberts are co-managers of the Fund.  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2011:

Other

Registered

Other Pooled

Investment

Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts

($ millions)

($ millions)

Thomas O.

2

830

1

12.9

0

0

842.9

Putnam

Marc D.

None

0

1

12.9

0

0

12.9

Roberts

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Advisor seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Advisor, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

FAM Funds — Statement of Additional Information

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Advisor may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Advisor monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Advisor as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ com-

pensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Fund’s’ portfolio managers in the Fund as of

March 1, 2012 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Small Cap Fund

Thomas O. Putnam

Over $100,000

Marc D. Roberts

$1-$10,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Fund and the Funds rests with the Board of Trustees, which is elected by the shareholders of the Fund. The Trustees elect the officers of the Fund to actively supervise the day-to-day operations of the Fund. The Trustees and officers serve for an indefinite period of time.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chair-

man of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Fund.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of stand-

ing committees, as further discussed below, each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the

Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

FAM Funds — Statement of Additional Information

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred "Chico" Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr.

Lager has extensive experience and background in corporate and financial matters and has been designated as one of the Board’s three financial experts on its Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

C. Richard Pogue – As a former executive with the Investment Company Institute, the trade association for the in-

vestment company industry, Mr. Pogue has extensive experience and background dealing with investment compa-

nies and their operations.  In addition, he also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insurance organization for which he oversaw the development and operation of a family of mutual funds, Mr. McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association ("NICSA"),

the trade association serving the operations sector of the mutual fund industry, and a former executive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and op-

eration of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the Board’s three financial experts on its Audit Commit-

tee, of which he is the Chairman.

Paul A. Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.

Mr. Keller has also been designated as one of the Board’s three financial experts on its Audit Committee.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore

Asset Management, Inc., the investment advisor to the Fund, Mr. Putnam has extensive experience and back-

ground in the management and operation of registered investment companies, enabling him to provide manage-

ment input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the

Board.

FAM Funds — Statement of Additional Information

The names of Trustees and officers of the Fund, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

INDEPENDENT

TRUSTEES**

Fred "Chico" Lager

Trustee since

Business Consultant;

3

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  57

C. Richard Pogue

Trustee since

Retired Executive Vice President,    3

None

384 North Grand St.

2000

Investment Company Institute

Cobleskill, NY 12043

Age:  75

John McCormack

Trustee since

Retired Group President,

3

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  67

Barbara Weidlich

Trustee since

Retired President, National In-

3

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  68

DEXIA BIL Fund Services,

Dublin, Ireland

Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     3

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   59

Paul A. Keller, CPA

Trustee since

Retired Partner,

3

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  57

FAM Funds — Statement of Additional Information

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

Thomas O. Putnam***      President

Chairman,

3

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  67

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  58

Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  55

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

*

"Fund Complex" includes the FAM Small Cap Fund and two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

**

The "Independent Trustees" are those Trustees that are not considered "interested persons" of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment Advisor, is considered an "interested person" of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich. The

Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit proce-

dures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Fund, and (v) reviews the adequacy and effectiveness of internal controls and procedures.

FAM Funds — Statement of Additional Information

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders.

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, Lager, Pogue, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.

For the fiscal year ended December 31, 2011, the dollar range of equity securities owned by each Trustee in the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee1

Fund Name2

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred "Chico" Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

C. Richard Pogue

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

John J. McCormack     FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

Barbara V. Weidlich     FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

Paul A. Keller

FAM Value Fund

$50,001-100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

1Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

2Shares of the FAM Small Cap Fund are not presented as the Fund has not commenced operations as of that date.

FAM Funds — Statement of Additional Information

Trustees of the Fund are not employed by Fenimore receive from the Fund a fee of $1,250 for each Board of Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,500 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2011, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Total Compensation from

Compensation from

Registrant and Fund

the Funds Accrued as

Est. Annual

Complex (3 Funds) Paid

Part of Fund

Pension or

Benefits upon

to Trustees

Name of Trustee

Expenses

Retirement Benefits

Retirement

Thomas O. Putnam

$0

$0

$0

$0

Paul A. Keller

$17,925

$0

$0

$17,925

Fred "Chico" Lager

$17,925

$0

$0

$17,925

John J. McCormack      $22,925

$0

$0

$22,925

Kevin J. McCoy

$19,425

$0

$0

$19,425

C. Richard Pogue

$16,800

$0

$0

$16,800

Barbara V. Weidlich      $17,925

$0

$0

$17,925

Board Oversight of Risk Management.  The Fund is subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Advisor and other service providers who carry out the Fund’s investment management and business affairs.  The Advisor and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Advisor, the Fund’s Chief Com-

pliance Officer ("CCO") and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the

Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Fund’s compliance policies and procedures and applicable regulatory re-

quirements. The CCO also regularly provides the Board with updates on the application of the Fund’s com-

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

FAM Funds — Statement of Additional Information

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures ("Proxy

Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how the Fund votes proxies relating to portfolio securities during each twelve-month period ended June 30th will be filed with the SEC on Form N-PX.  This proxy voting information for the Fund as presented on Form N-PX is available: (1) without charge, upon request by calling the Fund at 800-932-3271;

(2) on the Fund’s website at http://www.famfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 1, 2012, the following persons and/or entities owned beneficially or of record, for their own ac-

count or the accounts of their customers, more than 5% of the outstanding Advisor Class shares of the Fund,

as indicated:

NAME AND ADDRESS OF

PERCENT OF

NUMBER OF

NAME OF FUND

BENEFICIAL OWNER *

CLASS

SHARES

FAM Small Cap Fund

No Holdings

*  A party holding in excess of 25% of the outstanding voting securities of the Fund may be deemed to con-

trol the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

FAM Funds — Statement of Additional Information

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the "Distributor") serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment Advisor to the Fund. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

SERVICE AND DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan for the Advisor Class shares of the Fund (the "Plan")

pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to compensate the Distribu-

tor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as

"Service Organizations") for providing administration, distribution or shareholder service assistance with re-

spect to the Advisor Class and Advisor Class shareholders. Payments to such Service Organizations may be made pursuant to agreements entered into with the Distributor. Distribution and servicing costs and expenses payable under the Plan may include: (1) printing and advertising expenses; (2) payments to employees or agents of the Distributor who engage in or support distribution of the Fund’s Advisor Class shares, includ-

ing salary, commissions, travel and related expenses; (3) the costs of preparing, printing and distributing prospectuses and reports to prospective Advisor Class investors; (4) expenses of organizing and conducting sales seminars with respect to Advisor Class shares; (5) expenses related to selling and servicing efforts,

including processing new Advisor Class account applications, transmitting customer transaction information to the Fund’s shareholder servicing agent and answering questions of shareholders; (6) payments of fees to one or more broker-dealers (which may include the Distributor itself), financial institutions or other industry professionals, such as investment advisers, accountants and estate planning firms (severally, a "Service Or-

ganization"), based on the average daily value of the Fund’s Advisor Class shares owned by shareholders for whom the Service Organization is the dealer of record or holder of record, or owned by shareholders with whom the Service Organization has a servicing relationship; (7) costs and expenses incurred in implement-

ing and operating the Plan; and (8) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of Advisor Class shares.

The Plan authorizes the Funds to make payments to the Distributor in amounts not to exceed, on an annual basis 1.00% of the average daily net assets of the Advisor Class shares of each Fund. Of the 1.00% the Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by

Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the opera-

tion of the Plan ("Independent Trustees"). The Plan may be terminated with respect to the Advisor Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the

Advisor Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the In-

dependent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to the Advisor Class requires approval by a majority of the shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent

Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by

FAM Funds — Statement of Additional Information

vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to the Advisor Class shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed deter-

mination of whether the Plan should be implemented or continued. In addition, with respect to the Advisor

Class, the Trustees, in approving the Plan, determined that there is a reasonable likelihood that the Plan will benefit the Advisor Class Shareholders. The Board of Trustees believes that the Plan is in the best interests of the Advisor Class of the Fund since it encourages Fund growth.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Fund.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE

AGENT; TRANSFER AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New

York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Fund.  The Trust is registered as a transfer agent with the U.S. Securities and Exchange

Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  BBD LLP, 1835 Market Street 26th

Floor, Philadelphia, PA  19103, will serve as the Fund’s independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of ben-

eficial interest in the Trust and to divide the interests in the Trust into one or more series of shares.  In ad-

dition to the Fund, the Trust currently consists of two other series of shares and each series of shares, FAM

Value Fund and FAM Equity-Income Fund, the Funds consists of two separate classes, the Investor Class

Shares and the Advisor Class Shares.  The Declaration of Trust is on file with the Secretary of the Common-

wealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered.

FAM Funds — Statement of Additional Information

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of the Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in the Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Fund will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for the Fund will be expressed in terms of the average annual com-

pounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

FAM Funds — Statement of Additional Information

Quotations of average annual total return after taxes on distributions and redemptions for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for the Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the

Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, com-

panies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii)

the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the

Fund.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-

tions for administrative and management costs and expenses.

Performance information for the Fund reflects only the performance of a hypothetical investment in the

Fund during the particular time period on which the calculation is based.  Performance information should be considered in light of the Fund’s investment objective and policies, characteristics and quality of the port-

folio and the market conditions during the given time period, and should not be considered as a representa-

tion of what may be achieved in the future.

FAM Funds — Statement of Additional Information

FINANCIAL STATEMENTS

The Financial Statements of the Fund are not available since as of December 31, 2011, the Fund had not yet commenced operations.  Financial Statements, when available, will be provided upon request and without charge from the Fund at the address and telephone number provided on the cover of this Statement of Ad-

ditional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUND

The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items,

U.S. Government securities, the securities of other regulated investment companies and other securities,

with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Govern-

ment securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on in-

come and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on Decem-

ber 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

FAM Funds — Statement of Additional Information

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in

October, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by the Fund to a corporate shareholder, to the extent such divi-

dends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation,

be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corpo-

rations may reduce the value of the dividends received deduction.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate share-

holders.  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the

FAM Funds — Statement of Additional Information

benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

FAM Funds reports cost basis for all covered shares to both you and the IRS.  When filing your tax return –

beginning with the 2012 tax year – you will be required to use the cost basis reported on your Form 1099-B for your covered shares.  FAM funds has chosen the Average Cost method as its default cost accounting method.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

estates and trusts to the extent that such person’s "modified adjusted gross income" (in the case of an indi-

vidual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a "foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will be subject to U.S.

withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected, then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate shareholders who

have effectively connected income may be subject to a branch profits tax.    Foreign shareholders may also

be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax Advisors regarding the tax consequences applicable to them.

FAM Funds — Statement of Additional Information

Effective January 1, 2013, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-

owned foreign investment accounts.  Shareholders may be requested to provide additional information to the

Fund in order to enable the Fund to determine whether withholding is required.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the

Fund’s portfolio securities.  On a quarterly basis, the Fund discloses on the Trust’s website, www.famfunds.

com, the Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding its portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website un-

til the next quarter’s information is made publicly available.  A complete list of the Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of perform-

ing their duties (such as the Fund’s custodian, fund accountants, investment advisor, administrator, indepen-

dent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors)

and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party ven-

dors that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest be-

tween the Fund’s shareholders and the Fund’s Advisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the

Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting.  Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of

Trustees.

PART C

OTHER INFORMATION

ITEM 28.   EXHIBITS

(a)(1)    Declaration of Trust1

(a)(2)    Establishment and Designation of a New Series of Beneficial Interest - the

FAM Small Cap Fund (filed herewith)

(b)

By-Laws1

(c)

Not Applicable

(d)(1)    Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Small Cap Fund  1

(d)(2)   Expense Limitation Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Small Cap Fund  1

(e)

Distribution Agreement between Registrant and Fenimore Securities, Inc.1

(f)

Not Applicable

(g)

Custodian Agreement between Registrant and U.S. Bank, N.A.1

(h)(1)    Shareholder Services Agreement between Registrant and FAM Shareholder

Services, Inc.1

(2)

Fund Accounting and Administrative Services Agreement between Registrant and FAM Shareholder Services, Inc.1

(i)

Legal Opinion of Dechert LLP (filed herewith)

(j)

Consent of BBD, LLP  1

(k)

Not Applicable

(l)

Not Applicable

(m)(1)   Distribution and Service Plan (filed herewith)

(m)(2)   Dealer Assistance Agreement (filed herewith)

(n)

Rule 18f-3 Plan (filed herewith)

(p)

Codes of Ethics1

1 Filed previously and incorporated by reference herein.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

REGISTRANT

Not Applicable.

ITEM 30.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar   as   indemnification   for   liabilities   arising   under   the   Securities   Act   of   1933   may  be

permitted   to   trustees,   officers   and   controlling   persons   of   the   Registrant   by   the   Registrant

pursuant  to  the  Declaration  of  Trust  or  otherwise,  the  Registrant  is  aware  that  in  the  opinion  of the  Securities  and  Exchange  Commission,  such  indemnification  is  against  public  policy  as

expressed   in   the   Act   and,   therefore,   is   unenforceable.   In   the   event   that   a   claim   for

indemnification  against  such  liabilities  (other  than  the  payment  by  the  Registrant  of  expenses incurred  or  paid  by  trustees,  officers  or  controlling  persons  of  the  Registrant  in  connection  with the  successful  defense  of  any  act,  suit  or  proceeding)  is  asserted  by  such  trustees,  officers  or controlling  persons  in  connection  with  the  shares  being  registered,  the  Registrant  will,  unless  in the  opinion  of  its  counsel  the  matter  has  been  settled  by  controlling  precedent,  submit  to  a  court of  appropriate  jurisdiction  the  question  whether  such  indemnification  by  it  is  against  public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore  Asset  Management,  Inc.  serves  as  the  investment  adviser  for  the  Registrant.  The business and other connections of Fenimore Asset  Management,  Inc. are set forth in the Uniform

Application    for    Investment    Adviser    Registration    ("Form    ADV")    of    Fenimore    Asset

Management,   Inc.   (801-10429)   as   currently   filed   with   the   SEC   which   is   incorporated   by

reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

Fenimore  Securities,  Inc.  serves  as  principal  underwriter  for  the  Registrant  and  is  located  at  384

North  Grand  Street,  Cobleskill,  New  York  12043.  The  Registrant  is  the  only  entity  for  which

Fenimore Securities, Inc. serves as principal underwriter.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The  accounts,  books,  and  other  documents  required  to  be  maintained  by  Registrant  pursuant  to

Section  31(a)  of  the  Investment  Company  Act  of  1940  and  rules  promulgated  thereunder  are  in the  possession  of  Fenimore  Asset  Management,  Inc.,  and  FAM  Shareholder  Services,  Inc.,  384

North Grand Street, Cobleskill, New York 12043.

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

None.

SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and  the  Investment  Company  Act  of

1940,   the   Registrant   certifies   that   it   meets   all   the   requirements   for   effectiveness   of   this

Registration  Statement  pursuant  to  Rule  485(b)  under  the  Securities  Act  of  1933  and  has  duly caused  this  Registration  Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereunto  duly authorized,  in  the  City of  Washington  in  the  District  of  Columbia,  on  this  29th  day  of  February,

2012.

FENIMORE ASSET MANAGEMENT TRUST

By:  /s/ Thomas O. Putnam

Thomas O. Putnam, President  (1)

By:  /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

February 29, 2012

Thomas O. Putnam  (1)

(Principal Executive Officer)

/s/ Fred Lager

Trustee

February 29, 2012

Fred Lager  (2)

/s/ C. Richard Pogue

Trustee

February 29, 2012

C. Richard Pogue  (3)

/s/ John J. McCormack, Jr.

Trustee

February 29, 2012

John J. McCormack, Jr.  (4)

/s/ Barbara V. Weidlich

Trustee

February 29, 2012

Barbara V. Weidlich  (4)

/s/ Kevin J. McCoy

Trustee

February 29, 2012

Kevin J. McCoy  (5)

/s/ Paul A. Keller

Trustee

February 29, 2012

Paul A. Keller  (6)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

February 29, 2012

Joseph A. Bucci  (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 on April 29, 2011.

EXHIBIT INDEX

(a)(2)

Establishment  and  Designation  of  a  New  Series  of  Beneficial  Interest  –  the  FAM

Small Cap Fund

(i)

Legal Opinion of Dechert LLP

(m)(1)

Distribution and Service Plan

(m)(2)

Dealer Assistance Agreement

(n)

Rule 18f-3 Plan

17013358.1.BUSINESS